North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares				Fair Value

	COMMON STOCK - 75.2%
	ASSET MANAGEMENT - 9.3%
71,000	Blackstone Group LP - MLP			$4,915,330
114,000	Compass Diversified Holdings			2,696,100
81,000	KKR & Company, Inc., LP			3,690,360
55,000	Sprott, Inc.			1,922,250
				13,224,040
	BANKING - 4.0%
105,000	Bank of America Corporation			3,644,550
14,000	JPMorgan Chase & Company			2,060,380
				5,704,930
	BEVERAGES - 2.4%
62,000	Keurig Dr Pepper, Inc.			1,892,240
12,000	PepsiCo, Inc .			1,550,280
				3,442,520
	BIOTECH & PHARMA - 8.6%
27,000	AbbVie, Inc.			2,908,980
47,000	Bristol-Myers Squibb Company			2,882,510
104,000	Pfizer, Inc.			3,482,960
19,000	Zoetis, Inc.			2,949,560
				12,224,010
	COMMERCIAL SUPPORT SERVICES - 2.6%
263,000	BGSF, Inc.			3,666,220

	CONSUMER SERVICES - 1.6%
97,000	Stride, Inc. *			2,332,850

	E-COMMERCE DISCRETIONARY - 5.1%
950	Amazon.com, Inc. *			2,938,283
245,000	CarParts.com, Inc. *			4,343,850
				7,282,133
	ELECTRICAL EQUIPMENT - 4.5%
759,718	Orion Energy Systems, Inc. *			6,381,631

	ENTERTAINMENT CONTENT - 5.0%
111,000	ViacomCBS, Inc., Class B			7,158,390

	FOOD - 2.2%
27,500	JM Smucker Company			3,080,000

	HEALTH CARE FACILITIES & SERVICES - 3.6%
30,000	Cardinal Health, Inc.			1,545,600
52,000	CVS Health Corporation			3,542,760
				5,088,360
	INDUSTRIAL REIT - 2.3%
190,000	Monmouth Real Estate Investment Corporation			3,290,800

	INTERNET MEDIA & SERVICES- 2.7%
1,900	Alphabet, Inc. - Class A *			3,841,629

	LEISURE FACILITIES & SERVICES - 1.0%
35,800	Del Taco Restaurants, Inc.			359,432
52,000	Wendy's Company			1,062,360
				1,421,792
	MULTI ASSET CLASS REIT - 0.9%
120,000	Lexington Realty Trust			1,286,400

	RETAIL - CONSUMER STAPLES - 2.6%
20,000	Target Corporation			3,668,800

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares				Fair Value

	COMMON STOCK - 75.2% (Continued)
	SEMICONDUCTORS - 5.1%
57,000	Advanced Micro Devices, Inc. *			$4,817,070
18,500	QUALCOMM, Inc.			2,519,515
				7,336,585
	TECHNOLOGY HARDWARE - 5.0%
27,500	Apple, Inc.			3,334,650
129,000	Turtle Beach Corporation *			3,857,100
				7,191,750
	TECHNOLOGY SERVICES - 1.6%
25,000	Paychex, Inc.			2,276,750

	TELECOMMUNICATIONS - 1.1%
55,000	AT&T, Inc.			1,533,950

	TOBACCO & CANNABIS - 0.1%
15,321	Acreage Holdings, Inc. *			106,328

	TRANSPORTATION & LOGISTICS - 1.2%
11,000	United Parcel Service, Inc., Class B			1,736,130

	WHOLESALE - DISCRETIONARY - 2.7%
111,000	Acme United Corporation			3,888,330

	TOTAL COMMON STOCK (Cost - $55,944,651)			107,164,328

	PREFERRED STOCK - 0.9%
	INVESTMENT COMPANIES - 0.9%
53,000	Compass Diversified Holdings, 7.875% (Cost - $1,159,302)			1,335,600

Par Value	CONVERTIBLE BOND - 0.3%
	ASSET MANAGEMENT- 0.3%
$500,000	Stride, Inc. ^ (Cost - $424,218)	1.125	9/1/2027	442,608

	CORPORATE BONDS - 4.7%
	CONSTRUCTION MATERIALS - 0.2%
216,000	U.S. Concrete, Inc.	6.375	6/1/2024	221,319

	FOOD - 0.9%
1,200,000	B&G Foods, Inc.	5.250	4/1/2025	1,231,680

	HOME & OFFICE PRODUCTS - 0.5%
659,000	ACCO Brands Corporation ^	5.250	12/15/2024	677,877

	LEISURE FACILITIES & SERVICES - 0.9%
1,152,000	Wendy's International, LLC	7.000	12/15/2025	1,289,163

	METALS & MINING - 0.5%
700,000	Compass Minerals International, Inc. ^	4.875	7/15/2024	723,551

	PUBLISHING & BROADCASTING - 0.8%
1,170,000	Meredith Corporation	6.875	2/1/2026	1,195,992

	TECHNOLOGY HARDWARE - 0.9%
500,000	Pitney Bowes, Inc.	4.125	5/15/2022	516,757
770,000	Pitney Bowes, Inc.	4.700	4/1/2023	806,094
				1,322,851

	TOTAL CORPORATE BONDS (Cost - $6,487,629)			6,662,433
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares		Coupon Rate (%)	Maturity	Fair Value

	SHORT-TERM INVESTMENT - 19.1%
	MONEY MARKET FUND - 19.1%
27,219,096	Fidelity Treasury Portfolio, Class I, 0.01% **			$27,219,096
	(Cost - $27,219,096)

	TOTAL INVESTMENTS - 100.2% (Cost - $91,234,896)			$142,824,065
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %			(319,460)
	NET ASSETS - 100.0%			$142,504,605

* Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a market value of $1,844,036 and 1.3% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2021.

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares		Fair Value

	COMMON STOCK - 98.0%
	APPAREL & TEXTILE PRODUCTS - 5.9%
103,500	Rocky Brands, Inc.	$4,511,565
34,000	Weyco Group, Inc.	596,700
		5,108,265
	ASSET MANAGEMENT - 3.9%
82,000	Compass Diversified Holdings - MLP	1,939,300
41,000	Sprott, Inc.	1,432,950
		3,372,250
	BANKING - 10.5%
24,400	Bank of Hawaii Corporation	2,135,000
76,500	Bar Harbor Bankshares	2,141,235
73,000	First Hawaiian, Inc.	2,035,970
47,200	Old National Bancorp	855,736
26,500	Wintrust Financial Corporation	1,951,990
		9,119,931
	CHEMICALS - 3.9%
87,500	Oil-Dri Corporation of America	2,938,250
19,000	Valvoline, Inc.	474,240
		3,412,490
	COMMERCIAL SUPPORT SERVICES - 7.6%
23,200	ABM Industries, Inc.	1,001,776
212,800	BGSF, Inc.	2,966,432
79,000	Healthcare Services Group, Inc.	2,247,550
31,000	Resources Connection, Inc.	395,560
		6,611,318
	CONSTRUCTION MATERIALS - 1.3%
30,100	Apogee Enterprises, Inc.	1,125,740

	CONTAINERS & PACKAGING - 1.5%
27,000	Greif, Inc., Class A	1,304,100

	E-COMMERCE DISCRETIONARY - 1.7%
43,000	PetMed Express, Inc.	1,492,530

	ELECTRIC UTILITIES - 5.1%
31,500	NorthWestern Corporation	1,842,120
43,000	Otter Tail Corporation	1,742,360
20,000	Unitil Corporation	836,800
		4,421,280
	ELECTRICAL EQUIPMENT - 1.9%
179,800	LSI Industries, Inc.	1,621,796

	FOOD - 2.5%
73,000	B&G Foods, Inc.	2,214,090

	GAS & WATER UTILITIES - 7.4%
164,000	Global Water Resources, Inc.	2,842,120
52,000	Northwest Natural Holding Company	2,495,480
49,000	RGC Resources, Inc.	1,112,790
		6,450,390
	HOME & OFFICE PRODUCTS - 7.0%
304,000	ACCO Brands Corporation	2,462,400
64,000	Flexsteel Industries, Inc.	2,117,120
110,000	Steelcase, Inc., Class A	1,533,400
		6,112,920
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares		Fair Value

	COMMON STOCK - 98.0% (Continued)
	HOUSEHOLD PRODUCTS - 3.6%
410,000	Crown Crafts, Inc. #	$3,128,300

	INSURANCE - 1.7%
565,840	Marketing Alliance, Inc. # <	1,513,621

	LEISURE PRODUCTS - 4.1%
179,000	Escalade, Inc.	3,537,040

	MACHINERY- 4.2%
62,000	Douglas Dynamics, Inc.	2,987,160
47,000	Graham Corporation	720,980
		3,708,140
	OIL & GAS PRODUCERS - 2.4%
600,000	Evolution Petroleum Corporation	2,130,000

	PUBLISHING & BROADCASTING - 2.9%
427,876	A.H. Belo Corporation	872,867
31,200	John Wiley & Sons, Inc., Class A	1,643,616
		2,516,483
	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
25,000	McGrath RentCorporation	1,941,500

	INDUSTRIAL REIT - 7.2%
15,000	Innovative Industrial Properties, Inc.	2,925,000
193,000	Monmouth Real Estate Investment Corporation	3,342,760
		6,267,760
	RETAIL - CONSUMER STAPLES - 0.9%
34,000	Village Super Market, Inc., Class A	783,700

	SPECIALTY FINANCE - 1.5%
14,000	GATX Corporation	1,336,020

	TECHNOLOGY HARDWARE - 0.9%
94,000	Pitney Bowes, Inc.	797,120

	TECHNOLOGY SERVICES - 0.7%
20,500	Value Line, Inc.	591,630

	TELECOMMUNICATIONS - 2.5%
122,500	Telephone and Data Systems, Inc.	2,191,525

	TIMBER REIT - 1.0%
85,500	CatchMark Timber Trust, Inc.	872,955

	TRANSPORTATION EQUIPMENT - 1.2%
33,000	Trinity Industries, Inc.	1,059,300

	WHOLESALE - DISCRETIONARY - 0.8%
21,000	Acme United Corporation	735,630

	TOTAL COMMON STOCK (Cost - $61,564,730)	85,477,824

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
2,060,476	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ** (Cost - $2,060,476)	$2,060,476

	TOTAL INVESTMENTS - 100.4% (Cost - $63,625,206)	$87,538,300
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4) %	(359,441)
	NET ASSETS - 100.0%	$87,178,859

# Affiliated issuer.
< Illiquid security. At February 28, 2021, the illiquid security amounted to 1.7% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2021.

MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares		Fair Value

	COMMON STOCK - 93.5%
	APPAREL & TEXTILE PRODUCTS - 8.1%
34,000	Delta Apparel, Inc. *	$926,840
44,000	Lakeland Industries, Inc. *	1,381,160
20,000	Movado Group, Inc.	456,000
102,500	Rocky Brands, Inc.	4,467,975
101,000	Superior Group of Companies, Inc.	2,405,820
		9,637,795
	ASSET MANAGEMENT - 0.6%
40,500	Westwood Holdings Group, Inc.	698,625

	AUTOMOTIVE - 1.9%
56,231	Miller Industries, Inc.	2,219,438

	BANKING - 2.2%
50,500	Bar Harbor Bankshares	1,413,495
50,000	First Busey Corporation	1,144,500
		2,557,995
	BEVERAGES - 0.2%
278,942	Truett-Hurst, Inc. * # <	225,985

	COMMERCIAL SUPPORT SERVICES - 6.7%
275,800	ARC Document Solutions, Inc.	581,937
35,000	Barrett Business Services, Inc.	2,492,000
148,000	SP Plus Corporation *	4,906,200
		7,980,137
	CONSTRUCTION MATERIALS- 3.7%
32,150	Apogee Enterprises, Inc.	1,202,410
23,000	United States Lime & Minerals, Inc.	3,223,220
		4,425,630
	CONSUMER SERVICES - 1.3%
62,000	Stride, Inc. *	1,491,100

	E-COMMERCE DISCRETIONARY - 8.1%
124,000	1-800-Flowers.com, Inc. *	3,506,720
348,000	CarParts.com, Inc. *	6,170,040
		9,676,760
	ELECTRICAL EQUIPMENT - 6.4%
23,500	Allied Motion Technologies, Inc.	1,140,690
58,500	Napco Security Technologies, Inc. *	1,821,105
551,750	Orion Energy Systems, Inc. *	4,634,700
		7,596,495
	ENGINEERING & CONSTRUCTION - 2.1%
162,000	Great Lakes Dredge & Dock Corporation *	2,460,780

	FOOD - 1.0%
9,000	Nathan's Famous, Inc.	537,840
55,000	Phibro Animal Health Corporation	1,186,350
		1,724,190
	HOME & OFFICE PRODUCTS - 3.0%
289,000	ACCO Brands Corporation	2,340,900
67,000	Hamilton Beach Brands Holding Company	1,177,190
		3,518,090
	HOME CONSTRUCTION - 0.9%
56,000	Green Brick Partners, Inc. *	1,104,880

	HOUSEHOLD PRODUCTS - 2.8%
18,000	Central Garden & Pet Company *	820,800
335,468	Crown Crafts, Inc.	2,559,621
		3,380,421
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares		Fair Value

	COMMON STOCK - 93.5% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 4.1%
148,700	Eastern Company	$3,791,850
21,200	Lawson Products, Inc. *	1,123,600
		4,915,450
	LEISURE FACILITIES & SERVICES - 4.6%
125,600	Century Casinos, Inc. *	1,012,336
236,000	Del Taco Restaurants, Inc.	2,369,440
121,000	Denny's Corporation *	2,123,550
		5,505,326
	LEISURE PRODUCTS - 8.6%
251,500	Escalade, Inc.	4,969,640
43,500	Johnson Outdoors, Inc. - Class A	5,249,580
		10,219,220
	MACHINERY - 6.0%
21,900	Alamo Group, Inc.	3,342,597
116,499	QEP Co., Inc. *	2,941,600
12,000	Tennant Company	914,400
		7,198,597
	OIL & GAS PRODUCERS - 1.0%
344,300	Evolution Petroleum Corporation	1,222,265

	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
61,000	Postal Realty Trust, Inc.	980,880

	RETAIL - DISCRETIONARY - 7.2%
86,000	Boot Barn Holdings, Inc. *	5,196,120
200,400	Build-A-Bear Workshop, Inc. *	1,408,812
75,300	Ethan Allen Interiors, Inc.	1,929,186
		8,534,118
	TECHNOLOGY HARDWARE - 6.1%
54,500	AstroNova, Inc.	608,220
222,200	Turtle Beach Corporation *	6,643,780
		7,252,000
	TELECOMMUNICATIONS - 0.9%
208,000	Consolidated Communications Holdings, Inc. *	1,094,080

	TRANSPORTATION EQUIPMENT - 2.0%
100,000	Blue Bird Corporation *	2,431,000

	WHOLESALE - DISCRETIONARY - 3.2%
109,481	Acme United Corporation	3,835,119

	TOTAL COMMON STOCK (Cost - $60,924,362)	111,886,376

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUND - 7.5%
8,967,652	Fidelity Treasury Portfolio, Class I, 0.01% ** (Cost - $8,967,652)	8,967,652

	TOTAL INVESTMENTS - 101.0% (Cost - $69,892,014)	$120,854,028
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.0) %	(1,202,109)
	NET ASSETS - 100.0%	$119,651,919

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At February 28, 2021, these securities amounted to 0.2% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2021.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares				Fair Value

	PREFERRED STOCK - 16.8%
	ASSET MANAGEMENT - 4.4%
22,000	Ares Management Corporation, Series A, 7.00%			$567,600
7,000	Compass Diversified Holdings, 7.875%			176,400
22,000	KKR & Company, Inc., 6.75%			561,660
				1,305,660
	BANKING - 7.5%
16,000	Bank of America Corporation, 4.00%			392,640
18,000	GMAC Capital Trust I, 6.18%			467,100
22,000	JPMorgan Chase & Company, 6.15%			560,560
21,000	US Bancorp, Series F, 6.50%			551,460
250,000	Wachovia Cap Trust III, 5.57%			250,625
				2,222,385
	ENTERTAINMENT CONTENT - 1.0%
300,000	ViacomCBS, Inc., 5.875%			306,562

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
250,000	Mellon Capital IV, Series I, 4.00%			248,938

	REIT - 2.0%
23,000	Monmouth Real Estate Investment Corporation, 6.125%			578,910

	SPECIALTY FINANCE - 1.0%
300,000	American Express Company, 3.50%			297,750

	TOTAL PREFERRED STOCK (Cost - $4,905,632)			4,960,205

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 68.0%
	APPAREL - 5.8%
$735,000	Levi Strauss & Company	5.000	5/1/2025	752,916
950,000	Under Armour, Inc.	3.250	6/15/2026	970,981
				1,723,897
	AUTOMOTIVE - 2.5%
462,000	Dana, Inc.	5.500	12/15/2024	470,951
223,000	Ford Motor Credit Company LLC	4.000	2/20/2024	222,772
41,000	Ford Motor Credit Company LLC	3.450	8/20/2024	40,746
				734,469
	CHEMICALS - 3.2%
905,000	CF Industries, Inc.	3.450	6/1/2023	944,594

	COMMERCIAL SUPPORT SERVICES - 4.2%
425,000	ADT Security Corporation	3.500	7/15/2022	428,984
775,000	Covanta Holding Corporation	5.875	7/1/2025	805,919
				1,234,903
	CONSTRUCTION MATERIALS - 1.1%
302,000	U.S. Concrete, Inc.	6.375	6/1/2024	309,437

	ENTERTAINMENT CONTENT - 2.1%
600,000	AMC Networks, Inc.	4.750	8/1/2025	618,000

	FOOD - 3.4%
985,000	B&G Foods, Inc.	5.250	4/1/2025	1,011,004

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 68.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.3%
$956,000	Owens & Minor, Inc.	4.375	12/15/2024	$978,107

	HOME & OFFICE PRODUCTS - 3.3%
950,000	ACCO Brands Corporation *	5.250	12/15/2024	977,213

	HOME CONSTRUCTION - 2.5%
720,000	M/I Homes, Inc.	5.625	8/1/2025	750,524

	HOUSEHOLD PRODUCTS - 2.2%
625,000	Edgewell Personal Care Company	4.700	5/24/2022	654,616

	INDUSTRIAL SUPPORT SERVICES - 0.4%
100,000	Anixter, Inc.	5.500	3/1/2023	104,364

	LEISURE FACILITIES & SERVICES - 9.0%
960,000	Brinker International, Inc.	3.875	5/15/2023	965,400
650,000	Marriott International, Inc.	2.125	10/3/2022	660,069
923,000	Wendy's International LLC	7.000	12/15/2025	1,032,897
				2,658,366
	MACHINERY - 3.5%
1,000,000	Tennant Company	5.625	5/1/2025	1,035,000

	METALS & MINING - 1.1%
300,000	Compass Minerals International, Inc. *	4.875	7/15/2024	310,094

	PUBLISHING & BROADCASTING - 3.9%
1,130,000	Meredith Corporation	6.875	2/1/2026	1,155,103

	RETAIL - CONSUMER STAPLES - 1.9%
565,000	Ingles Markets, Inc.	5.750	6/15/2023	575,003

	RETAIL - DISCRETIONARY - 3.5%
300,000	Sally Capital, Inc.	5.500	11/1/2023	302,438
725,000	Sally Capital, Inc.	5.625	12/1/2025	742,400
				1,044,838
	SEMICONDUCTORS - 2.0%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	597,440

	TECHNOLOGY HARDWARE - 3.6%
1,003,000	Pitney Bowes, Inc.	4.700	4/1/2023	1,050,016

	TELECOMMUNICATIONS - 2.2%
632,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	658,038

	TRANSPORTATION EQUIPMENT - 3.3%
920,000	Trinity Industries, Inc.	4.550	10/1/2024	966,000

	TOTAL CORPORATE BONDS (Cost - $19,484,753)			20,091,026
North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CONVERTIBLE BONDS - 11.3%
	ASSET MANAGEMENT- 2.0%
$575,000	Hercules Capital, Inc.	4.375	2/1/2022	$596,284

	CONSUMER SERVICES- 2.7%
900,000	Stride, Inc. *	1.125	9/1/2027	796,693

	LEISURE PRODUCTS- 3.1%
700,000	Winnebago Industries, Inc.	1.500	4/1/2025	930,924

	TRANSPORTATION EQUIPMENT- 3.5%
925,000	Greenbrier Companies, Inc.	2.875	2/1/2024	1,023,226

	TOTAL CONVERTIBLE BONDS (Cost - $2,889,851)			3,347,127

Shares
	ESCROW SHARES - 0.0%
675,000	Bristow Group, Inc. - Escrow shares ^ ** < (Cost - $0)			0

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
1,673,831	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% *** (Cost - $1,673,831)			1,673,831

	TOTAL INVESTMENTS - 101.8% (Cost - $28,954,067)			$30,072,189
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.8) %			(517,606)
	NET ASSETS - 100.0%			$29,554,583

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,742,038 and 9.3% of net assets.
^ Non-income producing security.
** Security is restricted and in default.
< Illiquid security. At February 28, 2021, the illiquid security amounted to 0.0% of net assets.
*** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2021.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (ASU) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2021 in valuing the Funds' investments measured at fair value:
North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$107,164,328	$-	$-	$107,164,328
Preferred Stock	1,335,600	-	-	1,335,600
Convertible Bond	-	442,608	-	442,608
Corporate Bonds	-	6,662,433	-	6,662,433
Short-Term Investment	27,219,096	-	-	27,219,096
Total	$135,719,024	$7,105,041	$-	$142,824,065
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$83,964,203	$1,513,621	$-	$85,477,824
Short-Term Investment	2,060,476	-	-	2,060,476
Total	$86,024,679	$1,513,621	$-	$87,538,300
North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$111,660,391	$225,985	$-	$111,886,376
Short-Term Investment	8,967,652	-	-	8,967,652
Total	$120,628,043	$225,985	$-	$120,854,028
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$4,960,205	$-	$-	$4,960,205
Corporate Bonds	-	20,091,026	-	20,091,026
Convertible Bonds	-	3,347,127	-	3,347,127
Escrow Shares	-	-	-	-
Short-Term Investment	1,673,831	-	-	1,673,831
Total	$6,634,036	$23,438,153	$-	$30,072,189

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$91,200,137	$51,878,794	$(254,866)	$51,623,928
North Star Dividend Fund	$64,232,454	25,504,782	(2,198,936)	23,305,846
North Star Micro Cap Fund	$69,899,270	51,768,094	(813,336)	50,954,758
North Star Bond Fund	$28,960,595	1,177,585	(65,991)	1,111,594